Intangible Assets (Details) - Schedule of intangible assets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Accumulated amortization	$ (4,792,202)	$ (3,676,347)
Marketing related identifiable intangible assets, net	759,886
Total Identifiable intangible assets, net	3,893,400	14,733
Customer relationship identifiable intangible assets, net	3,133,514	14,733
Customer Relationships [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Identifiable intangible assets, gross	3,223,000	34,000
Accumulated amortization	(89,486)	(19,267)
Marketing Related [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Identifiable intangible assets, gross	841,000
Accumulated amortization	$ (81,114)